Basis of Preparation	12 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Preparation
Basis of Preparation
Compliance with International Financial Reporting Standards
Takeda’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board (“IASB”). The term IFRS also includes International Accounting Standards (“IASs”) and the related interpretations of the interpretations committees ("SIC" and "IFRIC").
Approval of Financial Statements
The Company's consolidated financial statements as of and for the year ended March 31, 2019 were approved on June 27, 2019 by Representative Director, President & Chief Executive Officer (“CEO”) Christophe Weber and Director & Chief Financial Officer ("CFO") Costa Saroukos.
Basis of Measurement
The consolidated financial statements have been prepared on a historical cost basis, except for certain assets and liabilities recorded at fair value including investments, derivatives, and contingent considerations.
Functional and Presentation Currency
The consolidated financial statements are presented in Japanese Yen ("JPY"), which is the functional currency of the Company. All financial information presented in JPY has been rounded to the nearest million JPY, except when otherwise indicated.
New Accounting Standards and Interpretations Adopted
During the year ended March 31, 2019, Takeda has adopted the following new accounting standards:
IFRS 9 Financial instruments (“IFRS 9”)
IFRS 9 was issued in its final form in July 2014 and has been implemented by Takeda as of April 1, 2018. IFRS 9 replaces the majority of the requirements of IAS 39 ‘Financial Instruments: Recognition and Measurement’ (“IAS 39”) and covers the recognition, classification, measurement and de-recognition of financial assets and financial liabilities; introduces a new impairment model for financial assets based on expected losses rather than incurred losses and provides a new hedge accounting model. The principal impact for Takeda was the re-measurement of certain available-for-sale financial instruments to fair value on initial application on April 1, 2018.
Takeda applied IFRS 9 with respect to classification and measurement (including impairment) without restating previous years, with the exception of hedge accounting impacts which generally have been applied prospectively. The cumulative effects of initially applying IFRS 9 were recognized in equity as of the date of initial application of IFRS 9 (April 1, 2018). As a result of the adoption on the date of initial application, the opening balance of retained earnings and other components of equity increased by 14,073 million JPY and 10,257 million JPY, respectively, while other financial assets (non-current), other financial assets (current), and deferred tax liabilities increased by 32,809 million JPY, 856 million JPY and 9,345 million JPY, respectively, and non-controlling interests decreasing by 10 million JPY. Comparative period presented for 2017 and 2018 has not been updated as a result of the adoption of IFRS 9, with the exception of hedge accounting impacts. See Note 3 for further details on the accounting policy under IAS 39 and IFRS 9.
Takeda elected to designate irrevocably all of its equity instruments as financial assets measured at fair value through other comprehensive income (FVTOCI). This designation has been made based on the Company’s intent to hold these investments for the foreseeable future. Changes in the fair value of financial assets at FVTOCI are recognized in other comprehensive income, and the cumulative amount of the other comprehensive income is transferred to retained earnings when the instruments are derecognized due to liquidation or sale.
The classification of other financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. The determination of the business model has been made based on the facts and circumstances that existed at the date of initial application.
The impairment of financial assets measured at amortized cost is assessed using an expected credit loss (ECL) model where previously the incurred loss model was used. There was no significant impact on the impairment of receivables upon the adoption of the new standard.
Takeda has not designated any financial liabilities as at fair value through profit or loss. There are no changes in classification and measurement for Takeda’s financial liabilities following the adoption of IFRS 9.
The adoption of IFRS 9 has not had a material impact on Takeda’s financial liabilities and derivatives.
The new hedge accounting model introduced by the standard requires hedge accounting relationships to be based upon Takeda’s own risk management objectives and strategy, and to apply a more qualitative and forward-looking approach to assessing hedge effectiveness. The model is to be discontinued only when the hedging relationships no longer qualify for hedge accounting. All hedging relationships designated under IAS 39 as of March 31, 2018 met the criteria for hedge accounting under IFRS 9 as of April 1, 2018, and are therefore regarded as continuing hedging relationships.
In addition, under IAS 39, the currency basis spread was included in cash flow hedges under other component of equity. Under IFRS 9, this basis spread and time value of the currency options are separately accounted for and presented as hedging cost under other component of equity. The hedge accounting impacts from IFRS 9 are generally applied prospectively, with the exception of certain aspects being treated retrospectively. Takeda retrospectively applied the accounting treatment of hedging cost and adjusted the comparative information. The amounts retrospectively recorded as hedging cost resulted in a 222 million JPY increase to and a 1,606 million JPY deduction from cash flow hedge reserves as of March 31, 2017 and 2018, respectively.
Classification and carrying amounts of financial assets under IAS 39 and IFRS 9 as of the date of adoption were changed as presented in the table below.

		JPY (millions)		JPY (millions)
	IAS 39	Carrying Amount	IFRS 9	Carrying Amount
Cash and cash equivalents	Loans and receivables	¥294,522	Financial assets measured at amortized cost	¥294,522
Derivative assets	Financial assets measured at fair value through profit or loss	762	Financial assets measured at fair value through profit or loss	762
Derivative assets to which hedge accounting is applied	Derivative assets to which hedge accounting is applied	2,527	Derivative assets to which hedge accounting is applied	2,527
Trade and other receivables, other financial assets	Loans and receivables	516,853	Financial assets measured at amortized cost	516,853
Equity instruments	Available-for-sale financial assets	169,814	Financial assets measured at fair value through other comprehensive income	203,276
Convertible notes	Loans and receivables	5,303	Financial assets measured at fair value through profit or loss	7,576
	Financial assets measured at fair value through profit or loss	2,070
Total		¥991,851		¥1,025,516

The following changes were made to the carrying amount of the financial assets as of the application date.

	JPY (millions)				JPY (millions)
IAS 39	Carrying Amount	Re- Classification	Re-Measurement	IFRS 9	Carrying Amount
Loans and receivables	¥816,678	¥(5,303)	¥—	Financial assets measured at amortized cost	¥811,375
Financial assets measured at fair value through profit or loss	2,832	5,303	203	Financial assets measured at fair value through profit or loss	8,338
Derivative assets to which hedge accounting is applied	2,527	—	—	Derivative assets to which hedge accounting is applied	2,527
Available-for-sale financial assets	169,814	—	33,462	Financial assets measured at fair value through other comprehensive income	203,276
Total	¥991,851	¥—	¥33,665		¥1,025,516

IFRS 15 Revenue from Contracts with Customers (“IFRS 15”)
Takeda adopted IFRS 15 on April 1, 2018. The new standard provides a single, principles-based approach to the recognition of revenue from all contracts with customers. The standard focuses on the identification of performance obligations in a contract and requires revenue to be recognized when or as those performance obligations are satisfied. The standard also has more detailed disclosure requirements. IFRS 15 did not have a material impact on the amount or timing of recognition of revenue.
The amount and timing of the recognition of sales and the basis for the estimates of sales deductions generally remained consistent as it relates to revenue derived from the sale of pharmaceutical products.
The previous revenue recognition for considerations received related to revenue received from out-licensing agreements required the transfer of ownership and related royalty income to be recognized on an accrual basis in accordance with the substance of the agreement as remaining performance obligations. The basis of allocation to the transfer of ownership and an allocation of revenue over the remaining performance obligations, and therefore timing of recognition for consideration received, has changed as a result of adoption. The impact of this change is not material.
Takeda elected the modified retrospective method upon adoption of IFRS 15, which requires the recognition of the cumulative effect of initially applying IFRS 15 in opening equity at the date of initial application. As a result of the adoption of IFRS 15, due to the difference in allocation of revenue to performance obligations for considerations received related to out-licensing agreements, other non-current liabilities, other current liabilities, and deferred tax assets decreased by 1,247 million JPY, 495 million JPY and 414 million JPY respectively, and opening retained earnings increased by 1,328 million JPY.
For the year ended March 31, 2019, the impact from adoption of IFRS 15 on the consolidated financial statements was immaterial compared to the consolidated financial statements under IAS 18.
New Accounting Standards and Interpretations Issued and Not Yet Adopted
New or amended accounting standards and interpretations that have been issued as of the date of approval of the consolidated financial statements but are not effective and have not yet been adopted by Takeda as of March 31, 2019 are discussed below:
IFRS 16 Leases (“IFRS 16”)
The standard will require lease liabilities and right of use (ROU) assets to be recognized on the balance sheet for almost all leases. Of the costs from operating leases currently included within cost of sales, selling, general and administrative expenses, research and development expenses, and other operating expenses, the portion related to the financing element will be reclassified and reported as finance expenses. In the statement of cash flow, the lease payments currently included within cash outflows from operating activities will be reported within cash flows from financing activities. IFRS 16 is effective for Takeda on April 1, 2019.
As a lessee, this standard can be applied retrospectively to each prior reporting period (retrospective approach) or retrospectively with the cumulative effect of initially applying this standard recognized at the date of initial application (modified retrospective approach). Takeda has elected to apply the standard applying the modified retrospective approach. Under the modified retrospective approach, the lease liabilities will be measured at the present value of the remaining lease payments, discounted at the incremental borrowing rate as of April 1, 2019. The ROU assets will be recognized at an amount equal to the lease liability, adjusted for any prepaid or accrued lease payments, onerous lease provisions and business combination related fair value adjustments.

On April 1, 2019, Takeda expects to recognize additional lease liabilities of approximately 220 billion JPY and corresponding ROU assets of approximately 200 billion JPY excluding existing finance leases. The additional liabilities and ROU assets include the impact of the operating leases obtained as a result of the Shire Acquisition.
IFRIC 23 Uncertainty over Income Tax Treatments (“IFRIC 23”)
The interpretation clarifies that if it is considered probable that a tax authority will accept an uncertain tax treatment, the tax charge should be calculated on that basis. If it is not considered probable, the effect of the uncertainty should be estimated and reflected in the tax charge. In assessing the uncertainty, it is assumed that the tax authority will have full knowledge of all information related to the matter. IFRIC 23 is effective for Takeda on April 1, 2019.
Other Standards
In addition, the following amendments and interpretations have been issued:

•
Amendments to IFRS 10 and IAS 28 ‘Sale or Contribution of Assets between an Investor and its Associate or Joint Venture’. The IASB has deferred these amendments until a date to be determined by the IASB.

•	Amendments to IFRS 9: Prepayment Features with Negative Compensation

•	Amendments to IAS 19: Plan Amendment, Curtailment or Settlement

•	Amendments to IAS 28: Long-term interests in associates and joint ventures

•	Annual Improvements 2015-2017 Cycle (issued in December 2017) including improvements to IFRS 3 Business Combinations, IFRS 11 Joint Arrangements, IAS 12 Income Taxes and IAS 23 Borrowing Costs
The adoption of the amendments to IFRIC 23 and these additional amendments and interpretations are not expected to have a significant impact on Takeda’s consolidated financial statements. For those amendments and interpretations where early adoption is permitted, Takeda does not plan to early adopt.
Use of Judgments, Estimates, and Assumptions
The preparation of consolidated financial statements in accordance with IFRS requires management to make certain judgments, estimates, and assumptions that affect the application of accounting policies and the reported amount of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from these estimates.
These estimates and underlying assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about judgments and estimates that have been made in the process of applying accounting policies and that have significant effects on the amounts reported in the consolidated financial statements, and information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements, are as follows:

•	Recognition and measurement of taxes based on uncertain tax positions (Note 7)

•	Recoverability of deferred tax assets (Note 7)

•	Impairment of property, plant and equipment; goodwill; and other intangible assets (Note 10, Note 11, and Note 12, respectively)

•	Measurement of fair value of assets acquired and liabilities assumed and contingent consideration in business combinations (Note 21 and Note 31)

•	Measurement of defined benefit obligations (Note 22)

•	Measurement of provisions, including estimation of rebates and return reserves associated with Takeda’s product sales (Note 23)

•	Valuation assumptions relating to share-based compensation (Note 28)

•	Probability of an outflow of resources embodying economic benefits on contingent liabilities (Note 32)